Schedule of Income before Income Tax, Domestic and Foreign (Details) (EUR €)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (7,358)	€ (543)	€ (11,778)
FRANCE [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(5,392)	1,192	(8,972)
UNITED STATES [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	(1,739)	(1,146)	(2,143)
UNKNOWN COUNTRY [Member]
Income (Loss) from Continuing Operations before Income Taxes, Foreign	€ (227)	€ (589)	€ (663)